Provisions - Schedule of current, non-current provisions (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Provision for other liabilities [Line Items]
Current	€ 2,540	€ 1,444
Provisions	1,175	1,230
Legal claims
Provision for other liabilities [Line Items]
Current	0	0
Provisions	1,084	1,062
Social contributions
Provision for other liabilities [Line Items]
Current	2,540	1,444
Provisions	0	0
Other
Provision for other liabilities [Line Items]
Current	0	0
Provisions	€ 91	€ 168